SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES (Details Textual)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Money Market Funds [Member]
Short Term Deposits and Marketable Securities [Line Items]
Investment Interest Rates	1.50%	2.10%
Government and Corporate Bonds [Member]
Short Term Deposits and Marketable Securities [Line Items]
Investment Interest Rates	0.80%	1.50%